Share Capital (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Number of PBIC common stock issued during the period	15,000,000
Issuance cost recognized in share capital	$ 11,508
Issuance cost in contributed surplus	5,083
Pproceeds from issuance of common stock	$ 1,067,744
Number of common shares issued	1,153,095
Number of common stock issued for debt conversion	1,038,095
Stock issued for long term debt, shares	115,000
Stock issued for long term debt, value	$ 9,746
Common units issued to service providers, shares	2,300,000
Common units issued to service providers	$ 163,543		$ 1,049,595
Stock issued to employees for compensation, shares	909,386
Stock issued to employees for compensation	$ 76,797
Transaction cost		$ (167,363)	$ (855,679)
G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			6,600,000
Novicius Subco [Member]
IfrsStatementLineItems [Line Items]
Share Capital description		Company assigned CAD$369,508 ($279,888) of indebtedness to Novicius Subco which was subsequently converted (the “Debt Conversion”) into 839,790 units of Novicius Subco at CAD$0.44 per unit (the “Debt Conversion Units”). Each Debt Conversion Unit was comprised of one common share of Novicius Subco (a “Debt Conversion Share”) and one Novicius Subco purchase warrant (“Novicius Subco Warrants”). In accordance with the Definitive Agreement, upon close of the Transaction, the Debt Conversion Shares were exchanged for 839,790 common shares of the Company and the 839,790 Novicius Subco Warrants were exchanged, without additional consideration or action, for the same number of warrants of the Company. Of the deemed proceeds of the Debt Conversion Units of $279,888 related to the assigned indebtedness, $200,651 were assigned to the common shares of Novicius Subco and $79,237 were allocated to the Novicius Subco Warrants.
Grown Rogue Canada [Member]
IfrsStatementLineItems [Line Items]
Share Capital description		Grown Rogue Canada, completed a brokered private placement of 6,193,917 subscription receipts (the “Brokered Subscription Receipts”) for gross proceeds of CAD$2,725,323 ($2,064,377). The Grown Rogue Canada Shares and Grown Rogue Canada Warrants issued upon conversion of the Brokered Subscription Receipts were immediately exchanged, without additional consideration or action, for common shares and warrants of the Company upon close of the Transaction. Of the gross proceeds of $2,064,377, $584,430 was allocated to the Grown Rogue Canada Warrants.
Cash commissions and expenses		$ 200,567
Transaction cost		$ 63,311
Owner Of G H [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued	200,000
Fair value of common shares	$ 12,812
Director [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		100,000
Fair value of common shares		$ 33,328
Director [Member] | G R Unlimited [Member] | Various Service Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		1,035,500
Fair value of common shares		$ 255,360
Director [Member] | G R Unlimited [Member] | Various Debt Settlement Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		530,818
Fair value of common shares		$ 121,587
Loss on debt settlement		$ 4,942